Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Convertible Preferred Stock [Abstract]
Other Long Term Debt

Note 8 - Other Long Term Debt

The Company has the following class of convertible preferred stock outstanding at September 30, 2013:

Issue	Date Issued	Units	Gross Proceeds (In thousands)	Liquidation Preference	Dividend/Interest Rate
Shares classified as Liabilities:
Series C Convertible Preferred Stock	June 7, 2013	28,398,213	$445,000	$15.67	5.81%

Convertible Obligation to Series C Convertible Preferred Stockholders

The fair value of the convertible obligation to Series C convertible preferred stockholders ("Series C Stock") was determined to approximate the proceeds received at issuance of $445.0 million. Pursuant to the terms of Series C Stock purchase agreements, the Series C Stock is expected to be settled promptly following the Company's merger with CapLease or December 31, 2013, in a combination of common shares of the Company and cash consideration at the election of the Company. At September 30, 2013, the fair value of the obligation was remeasured and determined to be $449.8, which is based predominately on the estimated settlement value. The change in fair value is recorded as interest expense in the consolidated statement of operations and comprehensive loss. The settlement is expected to close promptly following the CapLease Merger, which, as discussed in Note 2 - Mergers and Acquisitions, consummated on November 5, 2013.

On September 15, 2013, the Company entered into definitive purchase agreements pursuant to which it will issue Series D Preferred, par value $0.01 per share, at a 5.81% coupon and common stock, par value $0.01 per share, to institutional holders of Series C Convertible Preferred Stock promptly following the close of the Company's merger with CapLease, which consummated on November 5, 2013, via a private placement. In accordance with the terms of the purchase agreement relating to the Company's previously issued Series C Preferred, Series C Preferred will be redeemed for cash or common stock. Pursuant to the new definitive purchase agreements, the Company will issue approximately 21.7 million shares of Series D Preferred and 15.1 million shares of common stock to the holders of Series C Preferred. The shares of Series D Preferred will be convertible, in certain circumstances, into common stock or Series E Cumulative Preferred Stock or redeemable into cash, at the discretion of the Company.

Convertible Senior Note Offering

On July 29, 2013, the Company issued $300.0 million of Convertible Senior Notes and issued an additional $10.0 million of Convertible Senior Notes on August 1, 2013. The notes mature August 1, 2018 and are convertible to cash or shares of the Company's common stock at the Company's option in accordance with the agreement. The fair value of the notes was determined at issuance to be $300.6 million, resulting in a debt discount of $9.4 million with an offset recorded to additional paid-in capital representing the equity component of the notes for the conversion options. The discount is being amortized to interest expense over the expected life of the notes. As of September 30, 2013, the carrying value of the notes was $301.0 million.

Note 10 - Convertible Preferred Stock

On May 11, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an "accredited investor" (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 545,454 shares of the Company's Series A convertible preferred stock for gross proceeds of $6.0 million and aggregate net proceeds of $5.8 million after offering-related fees and expenses.

The Series A convertible preferred stock has a liquidation preference of $11.00 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on May 31, 2012, the Company has been paying cumulative dividends on the Series A convertible preferred stock monthly in arrears at the annualized rate of $0.77 per share.

The Series A convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series A convertible preferred stock, at a conversion price equal to $11.00 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series A convertible preferred stock, in whole or in part, at $11.00 per share.

On July 24, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an "accredited investor" (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 283,018 shares of the Company's Series B convertible preferred stock for gross proceeds of approximately $3.0 million. After deducting offering-related fees and expenses, the aggregate net proceeds to the Company from the sale of the Series B convertible preferred stock were approximately $3.0 million.

The Series B convertible preferred stock has a liquidation preference of $10.60 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on August 15, 2012, the Company has been paying cumulative dividends on the Series B convertible preferred stock monthly in arrears at an annualized rate of $0.74 per share.

The Series B convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series B convertible preferred stock, at a conversion price equal to $10.60 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series B convertible preferred stock, in whole or in part, at $10.60 per share.

The Series A convertible preferred stock and the Series B convertible preferred stock each ranks senior to the Company's common stock and on parity with each other, and junior to any other preferred stock the Company may issue other than additional series of the Series A convertible preferred stock or Series B convertible preferred stock.